PRINCIPAL ACCOUNTING POLICIES - Exercisable options price range (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares
Other disclosures
Unrecognized compensation cost | $		$ 350
Weighted average recognized period	2 years 4 months 24 days	2 years 4 months 24 days
Proceeds from exercise of share options	¥ 179	$ 26	¥ 307		¥ 159
After Share Subdivision
Other disclosures
Weighted average fair value of options granted (in dollars per share) | $ / shares		$ 10.14		$ 19.94		$ 15.67